INCOME TAX - Deferred tax assets and liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Deferred Tax Assets:
Fixed Assets	$ 3,881	$ 261
Business Combination Expenses	533,602	530,560
IRC Sec. 195 Start-Up Costs	896,917	956,768
Allowance for Bad Debt	102,733	3,820
Accrued Contingent Liability	25,611	25,465
Lease Liability (ASC 842)	46,799	84,602
IRC Sec. 1231 Losses	1,775	1,774
Net Operating Loss	3,612,862	1,361,541
Total Deferred Tax Asset	5,224,180	2,964,791
Deferred Tax Liabilities:
Intangible Assets	3,312,054	5,167,729
ROU Lease Asset (ASC 842)	45,912	83,102
State Tax - Current	526	526
State Tax - Deferred	89,732	110,452
Total Deferred Tax Liability	3,448,224	5,361,809
Net Deferred Tax Asset/(Liability) before Valuation allowance	1,775,956	(2,397,018)
Valuation Allowance	(5,043,381)	(2,848,868)
Net Deferred Tax Asset/(Liability)	$ (3,267,425)	$ (5,245,886)